Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

June 8, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the funds listed under Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated June 3, 2015, filed electronically as Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A on June 3, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/ Angela Brickl
Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC

Appendix A

2X BULL FUNDS	2X BEAR FUNDS

Direxion Daily MSCI EAFE Currency Hedged Bull 2X Shares	Direxion Daily MSCI EAFE Currency Hedged Bear 2X Shares
Direxion Daily MSCI Emerging Markets Currency Hedged Bull 2X Shares	Direxion Daily MSCI Emerging Markets Currency Hedged Bear 2X Shares
Direxion Daily MSCI Europe Currency Hedged Bull 2X Shares (HEGE)	Direxion Daily MSCI Europe Currency Hedged Bear 2X Shares
Direxion Daily MSCI Japan Currency Hedged Bull 2X Shares (HEGJ)	Direxion Daily MSCI Japan Currency Hedged Bear 2X Shares

3X BULL FUNDS	3X BEAR FUNDS

Direxion Daily MSCI EAFE Currency Hedged Bull 3X Shares	Direxion Daily MSCI EAFE Currency Hedged Bear 3X Shares
Direxion Daily MSCI Emerging Markets Currency Hedged Bull 3X Shares	Direxion Daily MSCI Emerging Markets Currency Hedged Bear 3X Shares
Direxion Daily MSCI Europe Currency Hedged Bull 3X Shares	Direxion Daily MSCI Europe Currency Hedged Bear 3X Shares
Direxion Daily MSCI Japan Currency Hedged Bull 3X Shares	Direxion Daily MSCI Japan Currency Hedged Bear 3X Shares

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